Consolidated Statements of Change in Equity (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Shares issuable in connection with business acquisitions	Accumulated other comprehensive income	Statutory reserves	Retained earnings	Noncontrolling interest
Beginning balance at Dec. 31, 2007	$ 111,008	$ 37	$ 98,706	$ 0	$ 2,285	$ 924	$ 8,426	$ 630
Beginning balance, shares at Dec. 31, 2007		37,198,907
Issuance of ordinary shares in connection with business acquisitions	1,174		1,174
Issuance of ordinary shares in connection with business acquisitions, shares		148,594
Shares issuable in connection with Chosen acquisition (Note 4)	1,527			1,527
Ordinary shares issued for share-based compensation	302	2	300
Ordinary shares issued for share-based compensation, shares		2,000,000
Repurchase of ordinary shares, value	(2,020)		(387)				(1,633)
Repurchase of ordinary shares, shares		(226,622)
Share-based compensation	1,391		1,391
Provision for statutory reserve						392	(392)
Foreign currency translation adjustments	2,578				2,578
Net income	16,089						16,173	(84)
Noncontrolling interest acquired in business combination	(546)							(546)
Ending balance at Dec. 31, 2008	131,503	39	101,184	1,527	4,863	1,316	22,574	0
Ending balance, shares at Dec. 31, 2008		39,120,879
Issuance of ordinary shares in connection with business acquisitions	562	1	2,088	(1,527)
Issuance of ordinary shares in connection with business acquisitions, shares		422,213
Ordinary shares issued for share-based compensation	4,208		4,208
Ordinary shares issued for share-based compensation, shares		2,800
Repurchase of ordinary shares, value	(13)		(13)
Repurchase of ordinary shares, shares		(2,800)
Issuance of ordinary shares upon share offering, value	2,648		2,648
Issuance of ordinary shares upon share offering, shares		345,000
Shares issuable in connection with TP acquisition (Note 4)	520			520
Share-based compensation	1,565		1,565
Provision for statutory reserve						991	(991)
Unrealized gain on foreign currency exchange forward contract	145				145
Gain on foreign currency exchange forward contract transfer to statements of operations	(36)				(36)
Foreign currency translation adjustments	(48)				(48)
Net income	21,508						21,508
Ending balance at Dec. 31, 2009	162,562	40	111,680	520	4,924	2,307	43,091	0
Ending balance, shares at Dec. 31, 2009		39,888,092
Issuance of ordinary shares in connection with business acquisitions			520	(520)
Issuance of ordinary shares in connection with business acquisitions, shares		26,442
Shares issuable in connection with Chosen acquisition (Note 4)	1,616			1,616
Ordinary shares issued for share-based compensation	4,510	2	4,508
Ordinary shares issued for share-based compensation, shares		2,140,148
Repurchase of ordinary shares, value	(537)		(537)
Repurchase of ordinary shares, shares		(27,772)
Issuance of ordinary shares upon share offering, value	89,226	3	89,223
Issuance of ordinary shares upon share offering, shares		2,530,000
Shares issuable in connection with TP acquisition (Note 4)	1,978			1,978
Share-based compensation	3,037		3,037
Provision for statutory reserve						1,171	(1,171)
Unrealized gain on foreign currency exchange forward contract	(506)				(506)
Gain on foreign currency exchange forward contract transfer to statements of operations	202				202
Foreign currency translation adjustments	3,722				3,722
Net unrealized gain on available-for-sale investment, net tax effect of $87	494				494
Net income	29,863						29,863
Ending balance at Dec. 31, 2010	$ 296,167	$ 45	$ 208,431	$ 3,594	$ 8,836	$ 3,478	$ 71,783	$ 0
Ending balance, shares at Dec. 31, 2010		44,556,910